Employee Benefit Plans - Pension Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Retirement Benefits [Abstract]
Discount rate	1.90%	1.90%
Expected long-term rate of return on plan assets	2.00%	2.00%
Rate of compensation/salary increase	3.00%	3.00%
Future pension increase	1.50%	1.50%
Discount rate, net periodic benefit cost	1.90%	1.90%
Rate of compensation/salary increase, net periodic benefit cost	3.00%	3.00%
Impact of projected benefit obligation, discount rate, .5% decrease	$ 5,913
Impact of projected benefit obligation, discount rate, .5% increase	(5,148)
Impact of projected benefit obligation, future pension increase .5% decrease	(7,584)
Impact of projected benefit obligation, future pension increase, .5% increase	$ 8,379